CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Fixed income from real estate rent	$ 16,608	$ 16,587	$ 16,338
Costs and expenses:
Cost of real estate operations	2,991	3,057	3,159
Real estate depreciation and amortization	4,317	4,209	4,244
General and administrative	3,500	2,698	2,615
Total costs and expenses	10,808	9,964	10,018
Operating income	5,800	6,623	6,320
Other income	607	597	1,116
Financial expenses, net	(2,882)	(2,769)	(3,366)
Income before taxes on income	3,525	4,451	4,070
Taxes on income	(1,464)	(1,602)	(1,627)
Equity share in losses of associates, net	(2,765)	(1,677)	(323)
Net income (loss)	(704)	1,172	2,120
Net income attributable to non-controlling interest	2,077	2,295	1,925
Net income (loss) attributable to Optibase Ltd.	$ (2,781)	$ (1,123)	$ 195
Net earnings per share:
Basic and diluted net earnings (loss) per share	$ (0.54)	$ (0.22)	$ 0.04
Weighted average number of shares used in computing basic net earnings per share:	5,185,352	5,180,163	5,147,130
Weighted average number of shares used in computing diluted net earnings per share:	5,185,352	5,180,163	5,157,165